DIVIDENDS - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands	May 14, 2025	Apr. 29, 2025	Jul. 24, 2024	Jun. 28, 2024	May 23, 2024	May 14, 2024	Apr. 30, 2024
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares			$ 152,806,783	$ 146,118,828	$ 140,261,066	$ 65,000,000
Major ordinary share transactions
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 88,000,000
Closing Currency
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares			$ 193,173,730	$ 192,164,921	$ 192,904,127	$ 89,395,929
Closing Currency | Major ordinary share transactions
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 88,000,000
Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend							$ 65,000,000
Dividend per share (in pesos per share)							$ 44.08
Ordinary And Extraordinary Shareholders' Meeting | Major ordinary share transactions
Disclosure Of Dividends [Line Items]
Dividend		$ 88,000,000
Dividend per share (in pesos per share)		$ 54.79
Ordinary And Extraordinary Shareholders' Meeting | Closing Currency
Disclosure Of Dividends [Line Items]
Dividend							$ 101,354,503
Ordinary And Extraordinary Shareholders' Meeting | Closing Currency | Major ordinary share transactions
Disclosure Of Dividends [Line Items]
Dividend		$ 88,000,000
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend							386,635,827
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting | Major ordinary share transactions
Disclosure Of Dividends [Line Items]
Dividend		300,000,000
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting | Closing Currency
Disclosure Of Dividends [Line Items]
Dividend							$ 602,881,306
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting | Closing Currency | Major ordinary share transactions
Disclosure Of Dividends [Line Items]
Dividend		$ 300,000,000